Property, Plant and Equipment, Net, and Investment Property, Net - Investment Property, Net (Details) - MXN ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Investment Property, Net
Operating lease agreements, Average renewal period		5 years
Investment property at beginning of period		$ 2,873,165
Transfers investment property		268
Depreciation of the period		17,634,233	$ 17,579,713
Investment property at end of period		2,790,173	2,873,165
Net lease income from investment property, net of direct operating expenses		325,205	311,343
At fair value
Investment Property, Net
Investment property at beginning of period		8,837,686
Investment property at end of period		9,622,031	8,837,686
Cost
Investment Property, Net
Reclassification from property, plant and equipment in the first quarter of 2022			3,867,138
Investment property at beginning of period		3,867,138
Transfers investment property		(268)	(3,867,138)
Investment property at end of period		3,867,406	3,867,138
Accumulated depreciation
Investment Property, Net
Reclassification from property, plant and equipment in the first quarter of 2022			(910,264)
Investment property at beginning of period		(993,973)
Depreciation of the period		(83,260)	(83,709)
Investment property at end of period		$ (1,077,233)	$ (993,973)
Minimum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	7 years
Maximum
Investment Property, Net
Operating lease agreements, Initial non-cancellable period	19 years